Condensed Financial Information of the Parent Company - Schedule of Statements of Financial Position – Parent Company Only (Details) - Parent Company [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Assets
Cash and cash equivalents	$ 16,737,104	$ 15,727,755
Other current assets	229,147	274,109
Long-term investment	250,001	250,001
Advance to subsidiaries	69,154,635	64,157,530
Total assets	86,370,887	80,409,395
Other current liabilities	401,223	419,581
Payable to subsidiaries	66,821	67,593
Total liabilities	468,044	487,174
Equity
Ordinary shares – par value $0.12 authorized 300,000,000 shares, issued and outstanding 24,353,539 shares at December 31, 2025; issued and outstanding 17,808,947 shares at December 31, 2024	2,922,460	2,137,108
Subscription receivable	(50,000)	(50,000)
Additional paid in capital	100,271,584	93,102,043
Warrants reserve	251,036	251,036
Accumulated deficit	(17,492,237)	(15,517,966)
Capital & reserves attributable to equity holders of the Company	85,902,843	79,922,221
Total liabilities and equity	$ 86,370,887	$ 80,409,395